Discontinued Operations - Schedule of Discontinued Operations Assets and Liabilities Held For Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 10,958	$ 7,390
Trade receivables, net of allowances for doubtful accounts of $300	451,130	409,766
Inventories	47,406	41,030
Prepaid expenses and other current assets	57,492	31,635
Rental equipment, net	3,381,315	3,077,287
Property, plant and equipment, net	340,887	304,659
Operating lease assets	245,647	219,405
Goodwill	1,176,635	1,011,429	$ 1,013,601
Intangible assets, net	419,709	419,125
Other non-current assets	4,626	6,683
Liabilities
Accounts payable	86,123	109,349
Accrued expenses	129,621	109,542
Accrued employee benefits	45,564	56,340
Deferred revenue and customer deposits	224,518	203,793
Deferred tax liabilities	554,268	401,453
Operating lease liabilities – non-current	187,837	169,618
Other non-current liabilities	34,024	18,537
Allowance for doubtful accounts	81,656	57,048
Discontinued Operations, Disposed of by Sale | UK Storage Solutions
Assets
Cash and cash equivalents		10,384
Trade receivables, net of allowances for doubtful accounts of $300		15,991
Inventories		3,058
Prepaid expenses and other current assets		1,787
Rental equipment, net		165,853
Property, plant and equipment, net		20,645
Operating lease assets		15,134
Goodwill		58,144
Intangible assets, net		6,414
Other non-current assets		1,832
Total assets held for sale		299,242
Liabilities
Accounts payable		4,515
Accrued expenses		3,273
Accrued employee benefits		1,009
Deferred revenue and customer deposits		6,850
Deferred tax liabilities		29,737
Operating lease liabilities – non-current		15,192
Other non-current liabilities		6,278
Total liabilities held for sale		$ 66,854
Allowance for doubtful accounts	$ 300